First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
March 31, 2022 (Unaudited)
Besides the following listed futures contracts of the Fund’s wholly-owned subsidiary, there were no investments held by the Fund at March 31, 2022. Net assets of the Fund were $167,613,215 at March 31, 2022, and cash comprised $170,826,606, or 101.9% of net assets.
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2022:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	7	$732,970	Apr–22	$125,223
Brent Crude Oil Futures	7	719,110	May–22	108,257
Brent Crude Oil Futures	9	859,590	Oct–22	(15,886)
Cattle Feeder Futures	78	6,495,450	May–22	(2,832)
Cocoa Futures	96	2,544,000	May–22	(690)
Copper Futures	14	1,662,850	May–22	(1,925)
Corn Futures	83	3,107,313	May–22	396,742
Corn Futures	68	2,492,200	Jul–22	63,780
Corn Futures	34	1,162,375	Dec–22	74,329
Cotton No. 2 Futures	108	7,327,260	May–22	720,902
Cotton No. 2 Futures	120	7,924,200	Jul–22	1,129,137
Gasoline RBOB Futures	38	5,028,836	Apr–22	438,633
Gasoline RBOB Futures	15	1,951,614	May–22	(2,100)
Gasoline RBOB Futures	15	1,907,451	Jun–22	(4,374)
Gold 100 Oz. Futures	80	15,632,000	Jun–22	161,689
Lean Hogs Futures	8	386,000	Jun–22	(8,276)
Live Cattle Futures	111	6,088,350	Jun–22	54,890
LME Aluminium Futures	61	5,324,538	Jun–22	(3,112)
LME Lead Futures	34	2,059,125	Jun–22	2,556
Low Sulphur Gasoil “G” Futures	15	1,443,375	Jun–22	200,159
Low Sulphur Gasoil “G” Futures	15	1,401,750	Jul–22	89,574
Natural Gas Futures	29	1,636,180	Apr–22	48,676
NY Harbor ULSD Futures	25	3,360,945	May–22	570,372
NY Harbor ULSD Futures	1	125,584	Aug–22	(88)
Silver Futures	11	1,382,315	May–22	35,028
Soybean Futures	88	7,120,300	May–22	87,046
Soybean Futures	53	4,234,700	Jul–22	(132,432)
Soybean Futures	54	3,835,350	Nov–22	(171,252)
Soybean Meal Futures	183	8,555,250	May–22	292,655
Soybean Meal Futures	61	2,802,340	Jul–22	(31,471)
Soybean Meal Futures	60	2,469,000	Dec–22	(94,919)
Soybean Oil Futures	52	2,182,128	May–22	(38,843)
Soybean Oil Futures	48	1,976,832	Jul–22	(83,142)
Soybean Oil Futures	22	838,728	Dec–22	(8,375)
WTI Crude Oil Futures	5	492,600	May–22	(11,832)
WTI Crude Oil Futures	7	678,160	Jun–22	94,350
WTI Crude Oil Futures	8	716,800	Nov–22	11,977
		$118,657,569		$4,094,426
Futures Contracts Short:
Coffee “C” Futures	18	$(1,528,200)	May–22	$(28,977)
Platinum Futures	131	(6,522,490)	Jul–22	99,096
Sugar #11 (World) Futures	140	(3,056,032)	Apr–22	(249,797)
Wheat (CBT) Futures	60	(3,018,000)	May–22	(424,433)
		$(14,124,722)		$(604,111)
	Total	$104,532,847		$3,490,315

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ 4,805,071	$ 4,805,071	$ —	$ —

LIABILITIES TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (1,314,756)	$ (1,314,756)	$ —	$ —